Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2017	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Long term Investments and Receivables Net [Line Items]
Carrying value of equity method investments			¥ 2,973	¥ 3,104
Cash consideration				50,000	¥ 10,745
Qingdao Shuangan Biotechnology Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage		7.20%
Cash consideration		¥ 10,000
Redemption of investment period		48 months
Investment re-measured at fair value			17,300	17,000
Unrealized Securities holding gain, Net of tax			20	1,000
Beijing Petdog Technology Development Co Ltd [Member]
Long term Investments and Receivables Net [Line Items]
Equity method investment ownership percentage	23.64%
Cash consideration	¥ 50,000
Redemption of investment period	60 months
Investment re-measured at fair value			54,000	53,300
Unrealized Securities holding gain, Net of tax			¥ 750	¥ 2,300